Leases - Schedule of Future Minimum Lease Payments to be Received on Non-Cancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013
Leases [Line Items]
Minimum lease payments to be received, Total	¥ 1,842
Minimum lease payments to be received, Less than 1 year	540
Minimum lease payments to be received, 1 to 2 years	398
Minimum lease payments to be received, 2 to 3 years	374
Minimum lease payments to be received, 3 to 4 years	221
Minimum lease payments to be received, 4 to 5 years	63
Minimum lease payments to be received, More than 5 years	¥ 246